Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

The consolidated statement of financial position and the consolidated statement of cash flows include the following items in “cash and cash equivalents”:

	2024	2023
Short-term deposits	40,000	170,000
Cash at bank and on hand	58,923	79,299
Total	98,923	249,299